Shareholders' Equity (Details Textual)		1 Months Ended				12 Months Ended
	Nov. 15, 2017 shares	Jan. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Apr. 30, 2013 $ / shares shares	Mar. 31, 2013 $ / shares shares	Dec. 31, 2017 USD ($) Milestone shares	Dec. 31, 2016 USD ($) Milestone $ / shares shares	Dec. 31, 2015 USD ($)
Class Of Stock [Line Items]
Reverse split of ordinary shares	1-for-7
Reverse split of ordinary shares, ratio	0.1429
Common stock, shares authorized	30,000,000					30,000,000
Share based compensation expense | $						$ 2,170,000	$ 300,000	$ 99,000
Restricted Common Stock [Member]
Class Of Stock [Line Items]
Stock issued during period					2,783,686
Share price of stock issued | $ / shares					$ 0.0068
Shares subject to repurchase option					1,538,353
Share based compensation arrangement by share based payment award period from termination date of employee or consultant for repurchase of shares					2 months
Number of milestones achieved | Milestone						2	2
Common shares, unvested						622,667	769,176
Share based compensation expense | $						$ 1,495,000
First Year Anniversary of the Grant [Member]
Class Of Stock [Line Items]
Shares vesting percentage						25.00%
First Year Anniversary of the Grant [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage					25.00%
Vested After in Vivo Proof-of-concept Achieved [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage					25.00%
Vested After IND Application Completed [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage					25.00%
Vested After in Human Efficacy Achieved [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage					25.00%
Warrant
Class Of Stock [Line Items]
Warrant outstanding							192,647
Warrant price per share | $ / shares							$ 1.02
Common shares issued upon warrant conversion						188,980
Proceeds from warrant exercised | $						$ 160,000
Arcturus Therapeutics Inc [Member] | Ordinary Shares [Member]
Class Of Stock [Line Items]
Stock conversion ratio	0.293
Series Seed Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares outstanding						0	1,284,000
Series Seed Preferred Stock [Member] | Private Placement [Member]
Class Of Stock [Line Items]
Stock issued during period				1,284,402
Preferred stock price per share | $ / shares				$ 1.02
Warrants issued for each share of stock granted the investor				0.15
Purchase shares of common stock at a strike price | $ / shares				$ 1.02
Maximum maturity term of warrants				10 years
Series A Preferred Stock
Class Of Stock [Line Items]
Convertible promissory note, amount converted | $							$ 6,228,989
Number of shares issued upon the conversion of convertible promissory note							521,449
Preferred stock, shares outstanding						0	1,481,000
Series A Preferred Stock | Minimum [Member]
Class Of Stock [Line Items]
Debt conversion converted instrument price per share | $ / shares							$ 11.60
Series A Preferred Stock | Maximum [Member]
Class Of Stock [Line Items]
Debt conversion converted instrument price per share | $ / shares							$ 12.97
Series A Preferred Stock | Private Placement [Member]
Class Of Stock [Line Items]
Stock issued during period		959,641	959,641
Preferred stock price per share | $ / shares		$ 5.46	$ 5.46
Series Seed and Series A preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares outstanding	2,765,492
Preferred stock converted into common stock	2,765,492